As filed with the Securities and Exchange Commission on December 30, 2004

                                       Securities Act Registration No. 333-45509
                                Investment Company Act Registration No. 811-8535

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|
                       Pre-Effective Amendment No. __                   |_|
                       Post-Effective Amendment No. 8                   |X|
                                     And/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|
                              Amendment No. 13                          |X|
                           LIGHT REVOLUTION FUND, INC.

               (Exact Name of Registrant as Specified in Charter)


               704 COURT A
           TACOMA, WASHINGTON                                     98402
(Address of Principal Executive Offices)                        (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 463-3957

                                  HENRY HEWITT
                         LIGHT INDEX INVESTMENT COMPANY
                                   704 COURT A
                            TACOMA, WASHINGTON 98402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
        |_| immediately upon filing pursuant to paragraph (b)
        |_| on (date) pursuant to paragraph (b)
        |X| 60 days after filing pursuant to paragraph (a)(1)
        |_| on (date) pursuant to paragraph (a)(1)
        |_| on 75 days after filing pursuant to paragraph (a)(2)
        |_| on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS
FEBRUARY 28, 2005


                           LIGHT REVOLUTION FUND, INC.

                              LIGHT REVOLUTION FUND

                                   704 Court A
                            Tacoma, Washington 98402
                                 1-888-463-3957


         The investment objective of the Light Revolution Fund (the "Fund") is capital appreciation. The Fund invests primarily in common stocks of large capitalization companies in the technology business engaged in the processing or delivery of information. The Fund is a convenient way for investors to participate in the long-term growth potential of the information revolution. Light Index Investment Company (the "Adviser") is the investment adviser to the Fund. The Fund is a long-term investment, intended to complement your other investments.

         This Prospectus contains important information you should consider before you invest in the Fund, including information about risks. Please read it carefully and keep it for future reference.

                              --------------------

         NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE SECURITIES OFFERED BY THIS PROSPECTUS, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        PAGE NO.


HIGHLIGHTS....................................................................1


PERFORMANCE INFORMATION.......................................................2


FEES AND EXPENSES OF THE FUND.................................................3


INVESTMENT OBJECTIVE..........................................................4


HOW THE FUND INVESTS AND PRINCIPAL RELATED RISKS..............................4


FUND MANAGEMENT...............................................................6


HOW TO PURCHASE SHARES........................................................6


HOW TO REDEEM SHARES..........................................................9


VALUATION OF FUND SHARES.....................................................10


Customer Identification Program..............................................11

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN..................................11


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT.....................11

MARKET TIMING and PORTFOLIO HOLDINGS DISCLOSURE..............................12


FINANCIAL HIGHLIGHTS.........................................................12


ADDITIONAL INFORMATION.......................................................13



                          -----------------------------



         In deciding whether to invest in the Fund, you should rely only on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Fund has not authorized others to provide additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

          Light Index(R) and Light Revolution(R) are trademarks of the
                        Light Index Investment Company.

                                   HIGHLIGHTS

WHAT IS THE GOAL OF THE FUND?

         The Fund's goal is capital appreciation. This goal is sometimes referred to as the Fund's investment objective. The Fund cannot guarantee that it will achieve its goal. For more information, see "Investment Objective" and "How the Fund Invests and Related Risks."

WHAT IS THE PRINCIPAL INVESTMENT STRATEGY OF THE FUND?

         The Fund invests primarily in common stocks of large capitalization companies in the technology business engaged in the processing or delivery of information. The Fund may also invest in other types of securities in pursuing its investment objective. In trying to achieve the Fund's goal, the Adviser focuses on technology business securities which tend to be growth-oriented investments, but uses a value-based investment methodology to identify securities which the Adviser believes are undervalued relative to their intrinsic worth and possess characteristics which will lead to a higher market price over time. This investment methodology is based on the investment methodology the Adviser uses to manage the LIGHT INDEX. The LIGHT INDEX is a stock index which was developed and is published by the Adviser. The companies which the Adviser considers for inclusion in the Fund are publicly-traded, large capitalization companies engaged in the processing or delivery of information, which the Adviser believes will lead the Light Revolution. The Adviser created the term LIGHT REVOLUTION to describe the transition of the world's economy from one based on the ability to perform physical work with machines at high speed to one based on the ability to process and deliver information at the speed of light. These companies may be in a variety of businesses including computer hardware, computer software and telecommunications, but may also be in financial services or other businesses that may benefit from the LIGHT REVOLUTION.

         The Adviser will select particular companies for purchase by the Fund based upon a review of various attributes, including sales growth and research and development expenditures. The Adviser will sell the stock of particular companies for a variety of reasons including a determination by the Adviser that a company is no longer a leading firm in its segment of the market. The Fund intends to be fully invested at all times in common stocks and will normally invest at least a majority of its assets in the common stocks of large capitalization companies. The Fund intends to identify common stocks with long-term capital appreciation potential and to hold those stocks for extended periods of time. As a result, the Fund should have low portfolio turnover and capital gains distributions. For more information, see "How the Fund Invests and Related Risks."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

         The main risks of investing in the Fund are:

         o Stock Market Risk:    Stock funds like the Fund are subject to stock
                                 market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.
                                 Increases or decreases in the value of stocks are generally greater than for bonds or other debt investments.

         o Stock Selection Risk: The stocks  selected by the  Adviser  for purchase by the Fund may decline in value or not increase in value when the stock market in general is rising.

         o Liquidity Risk:       The Adviser may not be able to sell stocks at
                                 an optimal time or price.

         o Volatility Risk:      The Fund is subject to risk based on its focus
                                 on investing in companies which the Adviser expects to lead the LIGHT REVOLUTION. The stocks of these companies may be subject to greater volatility than the stock market in general or may not correspond to stock market movements in general.

         You should be aware that you may lose money by investing in the Fund. Because of the Fund's focus on investing in companies expected to lead the LIGHT REVOLUTION, it may not be a complete investment program for the equity portion of your portfolio. Due to the Fund's current small asset levels and lack of any formal expense cap arrangements, Fund total operating expenses are likely to be higher than many other comparable funds. Higher total operating expenses could negatively affect the Fund's returns.

IS THE FUND AN APPROPRIATE INVESTMENT FOR ME?

         The Fund is suitable for long-term investors only. The Fund is NOT a short-term investment vehicle. An investment in the Fund may be appropriate if:

         o   your goal is capital appreciation;

         o you want to allocate some portion of your long-term investments to the technology business of processing or delivering information;

         o   you do not require current income from this investment; and

         o you are willing to accept short-term to intermediate-term fluctuations in investment value.


                             PERFORMANCE INFORMATION

         The performance information that follows gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.

                           CALENDAR YEAR TOTAL RETURNS


                                 [OMITTED CHART]

                                 [2000 - (22.91%);
                                  2001 - (18.90%);
                                  2002 - (34.48%);
                                  2003 - 37.64%;
                                  2004 - _____%.]

                           Calendar Year Total Returns
                      Best and Worst Quarterly Returns (1)

                       BEST                      WORST
                      [----]%                   [----]%

------------
(1) Since June 29, 1999.

                          AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2003          1 Year           5 years      Life of Fund(1)
Return Before Taxes(2)                          [____]%           [____]%          [____]%
Return After Taxes on Distributions(2)          [____]% (3)       [____]%          [____]% (3)
Return After Taxes on Distributions and
  Sale of Fund Shares(2)                        [____]% (3)(4)    [____]%          [____]% (3)(4)
----------------------------------------------------------------- ----------------- -------------
S&P 500(R) Index(5)                             [____]%           [____]%          [____]%
NASDAQ-100 Index(6)                             [____]%           [____]%          [____]%


------------------
(1)  Since June 29, 1999.

(2) The total return numbers presented do not reflect a sales charge. If these amounts were reflected, returns would be less than shown. Prior to February 28, 2002, the Fund imposed a sales charge.

(3) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4)  Calculated assuming taxpayer has sufficient offsetting capital gains.

(5) The S&P 500(R) Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

(6) The Nasdaq-100 Index is a market capitalization-weighted index that reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.


                          FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Redemption Fee(1)
(as a percentage of amount redeemed) (1) ............................     None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Management Fees(3)....................................................    1.00%
Distribution and Service (12b-1) Fees(4) .............................  [____]%
Other Expenses(3).....................................................  [____]%
Total Annual Fund Operating Expenses(3) ..............................  [____]%

------------

(1) A fee of $15.00 is charged for each wire redemption. See "How to Redeem Shares - In General."

(2) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead reduce the amount of total return you receive.

(3) Due to the Fund's current small asset levels and lack of any formal expense cap arrangements, Fund total operating expenses are likely to be higher than many other comparable funds. Higher total operating expenses could negatively affect the Fund's returns.

(4) Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than other types of sales charges. For more information, see "Distribution and Shareholder Servicing Plan."

EXAMPLE

         The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

           1 YEAR            3 YEARS           5 YEARS           10 YEARS
           ------            -------           -------           --------
          $[-----]           $[-----]          $[-----]          $[-----]


                              INVESTMENT OBJECTIVE

         The Fund's investment objective is capital appreciation.


                HOW THE FUND INVESTS AND PRINCIPAL RELATED RISKS

         The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies with large market capitalizations in the technology business engaged in the processing or delivery of information. A large capitalization company would typically have a market capitalization of at least $1 billion.

         In trying to achieve the Fund's investment objective, the Adviser focuses on technology business securities which tend to be growth-oriented investments, but uses a value-based investment methodology to identify securities which the Adviser believes are undervalued relative to their intrinsic worth and possess characteristics which will lead to a higher market price over time. This investment methodology is based on the investment methodology developed by the Adviser in creating and maintaining a stock index entitled the LIGHT INDEX. The Fund, like the LIGHT INDEX, will primarily be composed of the common stocks of publicly-traded, large capitalization companies engaged in the processing or delivery of information selected from a group of companies which the Adviser believes will lead the transition of the world's economy from the Industrial Age to the Information Age. The Industrial Age was an era characterized by a rapid increase in productivity brought about by the ability to perform physical work with machines. Through the use of the steam engine and other machines, natural resources and industrial commodities such as coal, iron ore, lumber and oil were brought to market at speeds never before possible. The early years of that era came to be known as the "Industrial Revolution." The Information Age is an era characterized by a rapid increase in productivity brought about by the ability to quickly process and deliver information. Through the development and use of the integrated circuit and related technologies, information is processed and delivered to end users at the speed of light when translated into "information commodities" such as electrons, radio waves, microwaves, and infrared and visible light. The Adviser has characterized this era as the LIGHT REVOLUTION.

         The Adviser considers companies for purchase by the Fund and inclusion in the LIGHT INDEX from the group of companies which it believes will lead the LIGHT REVOLUTION. In making its decision, the Adviser includes a particular company from this group based upon its review of that company's attributes relative to its current market value, such as:

         o   Strong sales growth;

         o   Substantial spending on research and development;

         o   Increasing operating margins; and

         o   Growing market share.

The Adviser generally follows a value approach to investing for the Fund. Accordingly, the Fund will focus on securities that the Adviser believes are undervalued relative to their intrinsic worth and possess characteristics, such as those discussed above, that the Adviser believes will lead to a higher market price over time. Because of the Fund's focus on companies expected to lead the LIGHT REVOLUTION, it may not be a complete investment program for the equity portion of your portfolio. In addition, the Adviser's value-based approach to selecting investments may result in more limited investment selections and capital appreciation opportunities than funds that do not follow this approach.

         The Fund will invest primarily in common stocks. Common stocks generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. Because the Fund invests a significant amount of its assets in common stocks, it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities. Stock funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and such declines may not correspond to the changes in value of the stock market overall. For example, the Fund's decline in value may be greater than that of the market as a whole. Changes in the value of stocks have generally been greater than for bonds or other fixed-income investments. The Fund's portfolio itself is subject to the risk that the Adviser may select stocks that decline in value or not increase in value when the stock market in general is rising. The technology business may be subject to greater volatility than the stock market in general and may not correspond to positive stock market movements in general. In recent years, certain issuers in the technology sector have had significant declines in share prices. In addition, the Adviser may not or may not be able to sell stocks at an optimal time or price. The Adviser has not previously acted as an investment adviser to a mutual fund. Although not part of its principal investment strategy, the Fund may occasionally invest a limited portion of its assets in futures contracts, options, options on futures, foreign securities and illiquid securities. See the Fund's SAI for additional information.

         Although the Adviser intends to use an investment methodology in managing the Fund based on the investment methodology it uses in managing the LIGHT INDEX, the Fund is not an "index fund." Investors should not expect the Fund to replicate the performance or composition of the LIGHT INDEX.

         The Fund has no minimum holding period for its investments and will sell securities whenever the Adviser believes it is consistent with the Fund's investment objective. The Fund typically sells a security when the company shows deteriorating economic fundamentals, falls short of the Adviser's expectations or is no longer a leading firm in its segment of the market, or when the Adviser finds a better security for inclusion in the Fund. The Fund will attempt to maximize investment returns. Potential tax consequences to Fund shareholders will be a secondary consideration when it sells securities. However, the Fund seeks to identify common stocks of companies with long-term capital appreciation potential and to hold those common stocks for an extended period. As a result, the Fund should have low portfolio turnover and capital gains distributions. Investors may realize taxable capital gains as a result of trading of the Fund's assets and the Fund incurs transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

         The Fund intends to remain fully invested. The Fund will not invest in cash reserves as part of a temporary defensive strategy, such as lowering its investment in common stocks, to protect against potential stock market declines.

                                 FUND MANAGEMENT

ADVISER

         The Fund has entered into an Investment Advisory Agreement with the Adviser under which the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors. The Adviser, 704 Court A, Tacoma, Washington 98402, is a Washington corporation and was organized in 1997. The Adviser is controlled by Henry Hewitt. Under the Investment Advisory Agreement, the Fund pays the Adviser an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. Since the Fund's inception and continuing until March 31, 2002, the Adviser waived its management fee and reimbursed the Fund's other expenses so that the Fund's total operating expenses (on an annual basis) did not exceed 2.00% of its average daily net assets. After March 31, 2002, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. Amounts waived or reimbursed by the Adviser, including initial organizational costs of the Fund, are subject to potential recoupment by the Adviser for a period of three years from the date such amount was waived or reimbursed, and only to the extent that total fees and expenses for a period (including recouped amounts) are less than the expense limitation cap in place prior to March 31, 2002.

         Under the Investment Advisory Agreement, the Adviser is responsible not only for management of the Fund's assets, but also for portfolio transactions and brokerage. The Adviser began advising mutual funds on June 29, 1999, the commencement of the Fund's operations. The Fund is the Adviser's only mutual fund client.

         PORTFOLIO MANAGER.  The Fund is managed by the following individual:

         HENRY HEWITT. President, Chief Executive Officer, Director and majority shareholder of the Adviser, Mr. Hewitt graduated from the University of Washington in 1975 and from Oxford University in 1978. He has been a principal of Henry Hewitt Investment Co., a registered investment adviser, since 1993 and has published a monthly newsletter called THE LIGHT REVOLUTION HERALD since September 1993. THE LIGHT REVOLUTION HERALD examines current technological and financial developments surrounding the companies which are included in the LIGHT INDEX. Mr. Hewitt is primarily responsible for the day-to-day portfolio management of the Fund.

CUSTODIAN

         U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as custodian of the Fund's assets.

TRANSFER AGENT AND ACCOUNTING AGENT

         Mutual Shareholder Services, LLC ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, OH 44141, acts as transfer agent for the Fund (the "Transfer Agent") and as the Fund's accounting agent.

DISTRIBUTOR

         Quasar Distributors, LLC, 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of the Fund's shares (the "Distributor").

                             HOW TO PURCHASE SHARES

         Shares of the Fund may be purchased through any dealer which has entered into a sales agreement with the Distributor, in its capacity as principal underwriter of shares of the Fund, or through the Distributor directly. The Transfer Agent may also accept purchase applications.

         Payment for Fund shares should be made by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. The minimum initial investment in the Fund is $5,000. Subsequent investments of at least $500 may be made by mail or by wire. For investors using the Automatic Investment Plan, as described below, there is a $5,000 minimum initial investment and subsequent investments must be at least $500. These minimums may be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

         In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

SHARE PRICE

         Shares of the Fund are sold on a continual basis at the next offering price (the "Offering Price"), which is the sum of the net asset value per share next computed following receipt of an order in proper form (as described below under "Initial Investment" and "Subsequent Investments") by a dealer that has entered into a sales agreement with the Distributor, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard Time) on each day the New York Stock Exchange (the "NYSE") is open. See "Valuation of Fund Shares."

         Fund shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund. See "Distribution and Shareholder Servicing Plan."

INITIAL INVESTMENT - MINIMUM $5,000

         You may purchase Fund shares by completing the enclosed shareholder application and mailing it and a check or money order payable to "Light Revolution Fund, Inc." to your securities dealer, the Distributor or the Transfer Agent, as the case may be. The minimum initial investment is $5,000. If mailing to the Transfer Agent, please send the application to the following address: Mutual Shareholders Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH 44141. In addition, overnight mail should be sent to the following address: Light Revolution Fund, Inc., c/o Mutual Shareholders Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH 44141. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not send letters by overnight courier to the post office box.

         If the securities dealer through which you have chosen to purchase Fund shares has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be effected at the net asset value next determined after receipt by the Fund of the dealer's order to purchase shares. Such dealers may also charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

         If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept any purchase order application.

WIRE PURCHASES

         You may also purchase Fund shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

         Wire to:                Mutual Shareholder Services, LLC
         ABA Number:             042000013

         Credit:                 Mutual Shareholder Services, LLC
         Account:                19945134

         Further Credit:         Light Revolution Fund, Inc.
                                 (shareholder account number)
                                 (shareholder name/account registration)

         Please call 1-888-463-3957 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

TELEPHONE PURCHASES

         The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option on your account, complete the appropriate section in the shareholder application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $500 or more and may not be used for initial purchases of the Fund's shares. To have Fund shares purchased at the offering price determined at the close of regular trading on a given date, the Transfer Agent must receive both your purchase order and payment by electronic funds transfer through the ACH system prior to the close of regular trading on such date. Subsequent investments may be made by calling 1-888-463-3957.

PURCHASING SHARES THROUGH FINANCIAL INTERMEDIARIES

         If you purchase shares through a financial intermediary (such as a broker-dealer or a mutual fund "supermarket program"), certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. You should consult your financial intermediary for more information regarding these matters. Certain financial intermediaries may charge you transaction fees for their services. That fee may be avoided if shares are purchased through the Transfer Agent or through a dealer who has entered into a sales agreement with the Distributor. The Fund may compensate financial intermediaries for assistance under the Fund's Distribution and Shareholder Servicing Plan (i.e., Rule 12b-1 plan), through payment of a portion of the sales charge or otherwise.

AUTOMATIC INVESTMENT PLAN - $5,000 MINIMUM

         The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking, money market, savings or NOW account. You must meet the Fund's minimum initial investment of $5,000 before the AIP may be established. Subsequent investments using the AIP must be at least $500. To establish the AIP, complete the appropriate section in the shareholder application. For additional information on the AIP, please see the SAI.

INDIVIDUAL RETIREMENT ACCOUNTS

         You may invest in the Fund by establishing a tax-sheltered individual retirement account ("IRA"). The Fund offers the Traditional IRA, Roth IRA and Education IRA. The minimum initial investment for Traditional and Roth IRAs is $1,000, and the minimum initial investment for Education IRAs is $500. There is an annual service fee of $8 per account. For additional information on IRA options, please see the SAI.

SUBSEQUENT INVESTMENTS - MINIMUM $500

         Additions to your account may be made by mail or by wire. Any subsequent investment must be for at least $500. When making an additional purchase by mail, enclose a check payable to "Light Revolution Fund, Inc." and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-888-463-3957 for complete wiring instructions.

                              HOW TO REDEEM SHARES

IN GENERAL

         Investors may request redemption of part or all of their Fund shares at any time at the next determined net asset value. See "Valuation of Fund Shares." No redemption request will become effective until a redemption request is received in proper form (as described below) by the Transfer Agent. An investor should contact the Transfer Agent for further information concerning redemption of Fund shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days. Redemptions may be made by written request, telephone or wire. You may also redeem Fund shares using the Fund's exchange privilege, as discussed in the SAI.

         Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Dealer of the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

         Investors who have an Individual Retirement Account must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

         Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $5,000 even if due to a market decrease in the value of such shares. Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

WRITTEN REDEMPTION

         For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her shares at net asset value to the Transfer Agent: Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH 44141. Overnight mail should be sent to Light Revolution Fund, Inc., c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH 44141. Requests for redemption must (i) be signed exactly as the shares are registered, including the signature of each owner, and (ii) specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent will charge a $15 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not send letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE REDEMPTION

         Shares of the Fund may also be redeemed by calling the Transfer Agent at 1-888-463-3957. Redemption requests by telephone are available for redemptions of $1,000 or more. Redemption requests for less than $1,000 must be in writing. In order to use this procedure, an investor must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account via wire or ACH transfer. Funds sent via ACH are automatically credited to your account within three business days. The Transfer Agent will charge a $15 service fee for wire transactions. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemptions may not be modified or canceled.

         The Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine. These procedures may include requiring some form of personal identification prior to acting upon telephone instructions, recording telephonic transactions and/or sending written confirmation of such transactions to investors. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon an investor's instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request.

REDEEMING SHARES THROUGH FINANCIAL INTERMEDIARIES

         If you redeem shares through a financial intermediary (such as a broker-dealer), such financial intermediary may charge you transaction fees for their services. You will not be charged such fees if you redeem your Fund shares directly through the Fund without the intervention of a financial intermediary.

SYSTEMATIC WITHDRAWAL PLAN

         The Systematic Withdrawal Plan ("SWP") allows you to make automatic withdrawals from your account at regular intervals. Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make an SWP payment, the remaining amount will be redeemed and the SWP will be terminated. Please see the SAI for more information.

SIGNATURE GUARANTEES

         Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;
(ii) redemption requests to be mailed or wired to other than the address that appears of record; and (iii) any redemption request if a change of address has been received by the Fund or the Transfer Agent within the last 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

REDEMPTION IN KIND

         The Fund has reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of the Fund's net asset value being redeemed. Please see the SAI for more information.


                            VALUATION OF FUND SHARES

         Net asset value for the Fund is calculated by taking the value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. The net asset value per share is determined as of the close of regular trading (generally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business. Net asset value is not determined on days the NYSE is closed. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining net asset value, expenses are accrued and applied daily and investments for which market quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.

                         CUSTOMER IDENTIFICATION PROGRAM
                           IMPORTANT INFORMATION ABOUT
                      PROCEDURES FOR OPENING A NEW ACCOUNT

         To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.


                   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

         The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "12b-1 Plan"), which authorizes it to pay the Distributor and certain financial intermediaries (such as broker-dealers) who assist in distributing Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of its average daily net assets (computed on an annual basis). To the extent fees are paid under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of the Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than paying other types of sales charges. The Fund currently intends to make payments under the 12b-1 Plan to the maximum extent allowable. For additional information on the 12b-1 Plan, please see the SAI.


            DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

         For federal income tax purposes, all dividends paid by the Fund and distributions of net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by a Fund from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as a capital gain. The capital gain holding period (and the applicable tax rate) is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Certain qualifying distributions paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. The Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

         The Fund intends to pay dividends and distribute capital gains, if any, at least annually. When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED IN ADDITIONAL FUND SHARES AT THE THEN PREVAILING NET ASSET VALUE UNLESS AN INVESTOR SPECIFICALLY REQUESTS THAT EITHER DIVIDENDS OR CAPITAL GAINS OR BOTH BE PAID IN CASH. An investor may change an election by telephone, subject to certain limitations, by calling the Transfer Agent at 1-888-463-3957.

         Investors requesting to have dividends and/or capital gains paid in cash may choose to have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

         If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

         If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 28%.

         An exchange of Fund shares for shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

         This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                 MARKET TIMING AND PORTFOLIO HOLDINGS DISCLOSURE

MARKET TIMER POLICY

         The Fund is intended for long-term investors and is not intended a vehicle for shareholders interested in short-term trading in Fund shares or market timing since such activities tend to result in additional portfolio turnover and transaction costs to longer-term shareholders. Because of the potential harm to the Fund and long-term shareholders, the Board of Directors approved policies and procedures designed to discourage market timers. As part of such policies and procedures, the Fund reserves the right to reject purchase orders from shareholders that appear to be market timers or who otherwise engage in excessive short-term trading. In addition, the Fund reserves the right to redeem shares in kind and distribute Fund securities to a redeeming shareholder, including in situations involving short-term holdings of Fund shares, subject to requirements under the Investment Company Act. These policies and procedures apply to any account.

PORTFOLIO HOLDINGS DISCLOSURE

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). [The financial information for the year ended October 31, 2004 has been audited by Cohen McCurdy Ltd. whose report, along with the Fund's financial statements, are included in the Fund's annual report for the year ended October 31, 2004, which is available upon request. The financial information for the year ended October 31, 2003 has been audited by McCurdy & Associates, CPA's, Inc. The financial information for the years ended October 31, 2001, October 31, 2000 has been audited by PricewaterhouseCoopers LLP.]


--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

                                                     Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                     10/31/2004    10/31/2003    10/31/2002    10/31/2001    10/31/2000
                                                     ----------    ----------    ----------    ----------    ----------

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
NET ASSET VALUE - BEGINNING OF PERIOD:...........      $8.42         $6.32         $8.46         $15.25        $11.39
                                                        ----          ----          ----          -----         -----
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

INCOME FROM INVESTMENT OPERATIONS:
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Net Investment Loss (a)...........................     (0.30)        (0.19)        (0.21)        (0.14)        (0.06)
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Net Gains or Losses on Securities                       0.35          2.29         (1.93)       (6.35)          3.92
                                                        ----          ----         ------       -------         ----
Realized and Unrealized)..........................
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
     Total from Investment Operations.............      0.05          2.10         (2.14)        (6.49)         3.86
                                                        ----          ----         ------        ------         ----
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
LESS DISTRIBUTIONS:
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Dividends (From Net Investment Income)............      0.00          0.00          0.00         (0.19)         0.00
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Distributions (From Capital Gains.................      0.00          0.00          0.00         (0.11)         0.00
                                                        ----          ----          ----         ------         ----
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
     Total Distributions..........................      0.00          0.00          0.00         (0.30)         0.00
                                                        ----          ----          ----         ------         ----
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
NET ASSET VALUE - END OF PERIOD:..................     $8.47         $8.42         $6.32         $8.46         $15.25
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
TOTAL RETURN: (b).................................     0.59%         33.23%       (25.30)     (43.25%)(+)    33.89%(+)
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
RATIOS AND SUPPLEMENTAL DATA:
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Net Assets, End of Period (Thousands).............     $3,357        $3,927        $3,125        $5,576        $9,161
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
         Before Expense Reimbursement.............     4.13%         4.02%         4.38%         3.98%         5.21%
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
         After Expense Reimbursement.........          4.13%         3.19%         3.27%         2.00%         2.00%

--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Ratio of Net Investment Loss to Average Net
Assets:
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
         Before Expense Reimbursement.............    (3.56)%       (3.46)%       (3.77)%       (3.35)%       (3.99)%
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
         After Expense Reimbursement..............    (3.56)%       (2.63)%       (2.66)%       (1.37)%       (0.78)%
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------
Portfolio Turnover rate...........................     54.45%       109.39%        73.35%        50.65%        17.49%
--------------------------------------------------- ------------- ------------- ------------- ------------- -------------

-------------------------
(a) Net investment income (loss) per share is based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(+) The total return calculation does not reflect the maximum sales charge discontinued February 8, 2002 of 4.75%.

                             ADDITIONAL INFORMATION

DIRECTORS                                   CUSTODIAN
Henry Hewitt                                U.S. BANK, N.A.
Tamsin Taylor                               425 Walnut Street
Thomas O'Rourke                             Cincinnati, Ohio  45202

PRINCIPAL OFFICERS                          TRANSFER AGENT AND DIVIDEND-
Henry Hewitt, PRESIDENT AND                 DISBURSING AGENT
CHIEF COMPLIANCE OFFICER
                                            MUTUAL SHAREHOLDER SERVICES, LLC
                                            8869 Brecksville Road
                                            Brecksville, Ohio  44141

INVESTMENT ADVISOR                          INDEPENDENT ACCOUNTANTS

LIGHT INDEX INVESTMENT COMPANY              COHEN MCCURDY, LTD.
704 Court A                                 2795 Clemens Road
Tacoma, Washington  98402                   Westlake, Ohio  44145


DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 East Michigan Street, Suite 200
Milwaukee, Wisconsin  53202

         THE SAI FOR THE FUND CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR. THE FUND'S SAI, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, ANNUAL REPORTS AND SEMI-ANNUAL REPORTS ARE AVAILABLE WITHOUT CHARGE UPON REQUEST TO THE ADDRESS OR TOLL-FREE TELEPHONE NUMBER NOTED ON THE COVER PAGE OF THIS PROSPECTUS. THESE DOCUMENTS MAY ALSO BE OBTAINED FROM CERTAIN FINANCIAL INTERMEDIARIES, INCLUDING THE FUND'S DISTRIBUTOR, WHO PURCHASE AND SELL FUND SHARES. TO REQUEST OTHER INFORMATION ABOUT THE FUND OR TO MAKE SHAREHOLDER INQUIRIES YOU MAY CALL THE TOLL-FREE TELEPHONE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS.

         INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. PLEASE CALL THE SEC AT 1-202-942-8090 FOR INFORMATION RELATING TO THE OPERATION OF THE PUBLIC REFERENCE ROOM. OTHER INFORMATION ABOUT THE FUND IS AVAILABLE ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV OR UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING THE PUBLIC REFERENCE ROOM OF THE SEC, WASHINGTON, D.C. 20549-0102.

THE FUND'S 1940 ACT FILE NUMBER IS 811-8535.

                       STATEMENT OF ADDITIONAL INFORMATION

                           LIGHT REVOLUTION FUND, INC.

                              LIGHT REVOLUTION FUND

                                   704 Court A
                            Tacoma, Washington 98402
                                 (888) 463-3957


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the LIGHT REVOLUTION FUND (the "Fund"), dated February 28, 2005. The Fund is a series of Light Revolution Fund, Inc. (the "Corporation").

         A copy of the Prospectus is available without charge upon request to the above-noted address or toll-free telephone number. The Fund's audited financial statements for the fiscal period ended October 31, 2004 are incorporated herein by reference to its October 31, 2004 Annual Report.

















      This Statement of Additional Information is dated February 28, 2005.

                                TABLE OF CONTENTS



                                                                        PAGE NO.


FUND ORGANIZATION..............................................................1


INVESTMENT RESTRICTIONS........................................................1


IMPLEMENTATION OF INVESTMENT OBJECTIVE.........................................2


DIRECTORS AND OFFICERS........................................................18


CODE OF ETHICS................................................................20


ANTI-MONEY LAUNDERING PROGRAM.................................................20

PROXY VOTING..................................................................21


PRINCIPAL SHAREHOLDERS........................................................21


INVESTMENT ADVISER............................................................21


FUND TRANSACTIONS AND BROKERAGE...............................................22


CUSTODIAN.....................................................................24


TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT..................................24


DISTRIBUTOR AND PLAN OF DISTRIBUTION..........................................24


PURCHASE, EXCHANGE AND PRICING OF SHARES......................................26


REDEMPTIONS IN KIND...........................................................28


TAXATION OF THE FUND..........................................................28


INDEPENDENT ACCOUNTANTS.......................................................28


FINANCIAL STATEMENTS..........................................................28


APPENDIX.....................................................................A-1




         In deciding whether to invest in the Fund, you should rely on information in this Statement of Additional Information and related Prospectus. The Fund has not authorized others to provide additional information. The Fund has not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

          Light Index(R) and Light Revolution(R) are trademarks of the
                        Light Index Investment Company.

                                FUND ORGANIZATION

         The Corporation is an open-end, diversified, management investment company, commonly referred to as a mutual fund. The Fund is a series of common stock of the Corporation, a Maryland company incorporated on October 21, 1997. The Corporation is authorized to issue shares of common stock in series and classes. Each share of common stock of the Fund is entitled to one vote, and each share is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation. No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Corporation will not hold annual shareholders' meetings unless required by the Investment Company Act of 1940, as amended (the "1940 Act") or Maryland law. Shareholders have certain rights, including the right to call an annual meeting upon a vote of 10% of the Corporation's outstanding shares for the purpose of voting to remove one or more directors or to transact any other business. The 1940 Act requires the Corporation to assist the shareholders in calling such a meeting.

                             INVESTMENT RESTRICTIONS

         The investment objective of the Fund is to seek capital appreciation. The following are the Fund's fundamental investment restrictions which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As used herein, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result,
         (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the "1940 Act"), which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable law.

3.       May not issue senior securities, except as permitted under the 1940
         Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry. The Fund does not consider all LIGHT REVOLUTION companies to be in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         The following are the Fund's non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act (the "CEA") and, in accordance with Rule 4.5, the Fund will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6.       Make any loans other than loans of portfolio securities, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. Borrow money except from banks or through reverse repurchase agreements, and will not purchase securities when bank borrowings exceed 5% of its total assets.

         Except for the fundamental investment limitations listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with approval of the Corporation's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E., due to subscriptions or redemptions) or in the market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                     IMPLEMENTATION OF INVESTMENT OBJECTIVE

         The following information supplements the discussion of the Fund's investment objective and strategy described in the Prospectus under the captions "Investment Objective" and "How the Fund Invests and Related Risks." The following represent strategies that are not principal strategies of the Fund, but may be used from time to time.

DERIVATIVE INSTRUMENTS

         IN GENERAL. The Fund may invest up to 5% of its respective net assets in derivative instruments. Derivative instruments may be used for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation. Derivative instruments are commonly defined to include securities or contracts whose value depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

         A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

         An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

         A forward contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

         HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, the Fund's portfolio. Derivatives may also be used by the Fund to "lock-in" gains in the value of its portfolio securities. In addition, derivatives may be used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         MANAGING RISK. The Fund may also use derivative instruments to manage the risks of the Fund's portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in the Fund's portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest than "traditional" securities (I.E., stocks or bonds) would.

         EXCHANGE OR OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

         RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Adviser's ability to predict movements of the securities, currencies, and commodities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Adviser's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Adviser will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or is closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

         GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

         The Corporation has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the CEA, the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. To the extent the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

         The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. The Fund will also set aside permissible liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         In some cases the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Adviser may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

         OPTIONS. The Fund may use options for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk but not for speculation. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies, commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

         The Fund may purchase (buy) and write (sell) put and call options and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Implementation of Investment Objective Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

         The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         STOCK INDEX OPTIONS. The Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock indexes are based on a broad market index, such as the Standard & Poor's 500 Stock Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100 Stock Index. An index may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

         SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with the Fund's investment objective such as hedging or managing risk, but not for speculation. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

         FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with the Fund's investment objective such as hedging and managing risk but not for speculation. The Fund may enter into futures contracts, including interest rate, index, and currency futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

         To the extent required by regulatory authorities, the Fund may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or the currency or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin," consisting of cash, U.S. Government securities or other liquid, high-grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

         OPTIONS ON FUTURES. The Fund may also purchase or write put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

         The Fund may use options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Fund uses put and call options on securities or indexes. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

         As with investments in futures contracts, the Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

         The risks associated with the use of options on futures contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Adviser's ability to correctly predict the movement in prices of futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to the option. For additional information, see "Futures Contracts."

         FOREIGN CURRENCIES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (I.E., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

         For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

         In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Adviser believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Adviser believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

         The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

         There is no systematic reporting of last sale information for currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

         Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that it may sustain a loss as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

         Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will, in fact, be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately-negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately-negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will, in fact, be able to enter into such closing transactions.

         The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

         There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period and the market conditions then prevailing. In using these instruments, the Fund may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivatives instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         The Adviser's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Adviser's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Adviser will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Adviser's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

         The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Adviser. It should also be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (I.E., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

         ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above, the Adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

DEPOSITORY RECEIPTS AND FOREIGN SECURITIES

         The Fund may invest up to 20% of its net assets in foreign securities directly or by purchasing depository receipts, including European Depository Receipts ("EDRs") or other securities convertible into securities or issuers based in foreign countries. American Depository Receipts ("ADRs") shall not be deemed foreign securities for purposes of the 20% limitation. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, EDRs, in bearer form, are denominated in currencies other than U.S. dollars and are designed for use in European securities markets. EDRs are European receipts typically issued by a European bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment objectives, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. For example, a non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

         Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign countries are not subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation; withholding taxes on dividends or interest; less extensive regulation of foreign brokers, securities markets, and issuers; costs incurred in conversions between currencies; possible delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investment. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other political and economic conditions.

FOREIGN INVESTMENT COMPANIES

         Some of the countries in which the Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

ILLIQUID SECURITIES

         The Fund may invest up to 15% of its net assets in illiquid securities (I.E., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Corporation, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act, such as securities that may be resold to institutional investors under Rule 144A under the Securities Act, may be considered liquid under guidelines adopted by the Board of Directors. However, investing in securities which may be resold pursuant to Rule 144A under the Securities Act could have the effect of increasing the level of the Fund's illiquidity to the extent that institutional investors become, for a time, uninterested in purchasing such securities.

         The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

SHORT-TERM FIXED INCOME SECURITIES

         The Fund intends to be fully invested at all times and accordingly will only hold cash or short-term fixed income securities to meet anticipated redemption requests, pending investment and to pay expenses. Short-term fixed income securities are defined to include without limitation, the following:

1. U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
         (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate.

2. Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

3. Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4. Repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities, certificates of deposit, or bankers acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. The Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5. Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6. Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Adviser, of comparable quality.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

LENDING PORTFOLIO SECURITIES

         The Fund may lend portfolio securities with a value not exceeding 33 1/3% of the Fund's total assets to brokers or dealers, banks or other institutional borrowers of securities as a means of earning income. In return, the Fund will receive collateral in cash or money market instruments. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such securities lending is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent, and the Fund may also receive interest on the investment of collateral, or a fee from the borrower as compensation for the loan. The Fund may pay reasonable custodial and administrative fees in connection with the loan. The Fund will retain the right to call, upon notice, lent securities. While there may be delays in recovery or even a loss of right in collateral should the borrower fail financially, the Fund's investment adviser will review the credit worthiness of the entities to which such loans are made to evaluate those risks. Although the Fund is authorized to lend securities, the Fund does not presently intend to engage in lending.

BORROWING

         The Fund is authorized to borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as reverse repurchase agreements), provided that the amount borrowed may not exceed 33 1/3% of the value of the Fund's net assets. The Fund's borrowings create an opportunity for greater return to the Fund and, ultimately, the Fund's shareholders, but at the same time increase exposure to losses. In addition, interest payments and fees paid by the Fund on any borrowings may offset or exceed the return earned on borrowed funds. The Fund currently intends to borrow money only for temporary, extraordinary or emergency purposes.

REVERSE REPURCHASE AGREEMENTS

         The Fund may, with respect to up to 5% of its net assets, engage in reverse repurchase agreements. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock or warrants of the same or a different company within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock (or warrant) since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock (or warrant) increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

WARRANTS

         The Fund may invest in warrants, valued at the lower of cost or market value, if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES AGAINST THE BOX

         The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

WHEN-ISSUED SECURITIES

         The Fund may from time to time invest up to 5% of its net assets in securities purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

         The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

UNSEASONED COMPANIES

         The Fund may invest up to 5% of its total assets in unseasoned companies, which are companies with less than three years of continuous operation. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of these companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of these companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.

CONCENTRATION

         The Fund has adopted a fundamental investment policy which prohibits the Fund from investing more than 25% of its assets in the securities of companies in any one industry. An industry is defined as a business-line subsector of a stock-market sector. While the Fund may be heavily invested in a single market sector like technology, for example, it will not invest more than 25% of its assets in securities of companies in any one industry or subsector. Technology industries or subsectors include networking, telecommunications, software, semiconductors, and voice-processing business lines. The Fund does not consider all LIGHT REVOLUTION companies to be in the same industry.

                             DIRECTORS AND OFFICERS

         Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information, are shown below. Directors who are deemed "interested persons," as defined in the 1940 Act are indicated below under the heading "Interested Directors." Directors who are not deemed to be "interested persons" are indicated below under the heading "Independent Directors." The Board of Directors has a standing Audit Committee. The Audit Committee is responsible for monitoring the integrity of the Corporation's financial reporting process and internal control systems, monitoring the overall performance of the Corporation's fund accounting agent and providing an avenue of communication among the independent accountants, the fund accounting agent and the Board of Directors. The members of the Audit Committee are Ms. Taylor and Mr. O'Rourke, neither of whom is deemed an "interested person," as defined in the 1940 Act. The Audit Committee met once during fiscal year 2004.

INTERESTED DIRECTORS

------------------------ -------------------------- ------------------ -----------------------------------------------
                                TERM OF OFFICE**
    NAME ADDRESS*,           POSITION WITH THE        AND LENGTH OF             PRINCIPAL OCCUPATIONS DURING
        AND AGE                 CORPORATION            TIME SERVED                      PAST 5 YEARS
        -------                 -----------            -----------                      ------------
------------------------ -------------------------- ------------------ -----------------------------------------------
Henry Hewitt (52)        President and Director***     Since 1999      Mr. Hewitt   serves   as   President,    Chief
                                                                       Executive   Officer  and  a  Director  of  the
                                                                       Adviser,  and as  President  and a Director of
                                                                       the   Corporation  and  has  served  in  those
                                                                       capacities  since 1999. He is responsible  for
                                                                       the  day-to-day  management  of the  Fund.  An
                                                                       Oxford  graduate,  he  began  working  in  the
                                                                       securities  business  in 1985 as a broker  for
                                                                       Merrill   Lynch.   The   Adviser  has  been  a
                                                                       registered  investment  adviser since 1993 and
                                                                       has published a monthly  newsletter called THE
                                                                       LIGHT   REVOLUTION   HERALD  since   September
                                                                       1993.  The LIGHT  REVOLUTION  HERALD  examines
                                                                       current     technological     and    financial
                                                                       developments  surrounding  the companies which
                                                                       are included in the LIGHT INDEX.
------------------------ -------------------------- ------------------ -----------------------------------------------

---------------

* The address of each director and officer is Light Investment Company, 704 Court A, Tacoma, Washington 92402.
**    There is no set term for Directors and Officers of the Corporation.
*** Mr. Hewitt is deemed an "interested person" as defined in the 1940 Act, due to his affiliation with the Adviser.




INDEPENDENT DIRECTORS

---------------------------- --------------------- ------------------- -----------------------------------------------
                                TERM OF OFFICE**
      NAME ADDRESS*,          POSITION WITH THE      AND LENGTH OF              PRINCIPAL OCCUPATIONS DURING
          AND AGE                CORPORATION          TIME SERVED                       PAST 5 YEARS
          -------                -----------          -----------                       ------------
---------------------------- --------------------- ------------------- -----------------------------------------------
Tamsin Taylor (61)                 Director            Since 2000      An  independent  consultant,   Ms. Taylor  has
                                                                       also   been  a   director   of  Laird   Norton
                                                                       Financial  Group/Trust  Co., a non-bank  trust
                                                                       company, since 1984.
---------------------------- --------------------- ------------------- -----------------------------------------------
Thomas O'Rourke (53)               Director            Since 2003      President  of Amid  Technologies,  a  software
                                                                       development  company,  since 2001. Director at
                                                                       NBBJ  Architecture   (2000-2001).   President/
                                                                       CEO of Ark Interface, Inc. (1989-1999).
---------------------------- --------------------- ------------------- -----------------------------------------------

---------------

* The address of each director and officer is Light Investment Company, 704 Court A, Tacoma, Washington 92402.
**    There is no set term for Directors and Officers of the Corporation.


         The following table sets forth information regarding the beneficial ownership of the Fund's outstanding shares as of [December 31, 2004] by each director and executive officer.

         -------------------------------------- --------------------------------
                                                          Dollar Range of
                                                         Equity Securities
         NAME AND ADDRESS (1)                               IN THE FUND
         --------------------                               -----------
         -------------------------------------- --------------------------------
         -------------------------------------- --------------------------------
         Henry Hewitt (2)                                      [$0]
         -------------------------------------- --------------------------------
         -------------------------------------- --------------------------------
         Tamsin Taylor                                         [$0]
         -------------------------------------- --------------------------------
         -------------------------------------- --------------------------------
          Thomas O'Rourke                                      [$0]
         -------------------------------------- --------------------------------
         -----------------------------------------------------------------------


         (1) The address of each director and officer is Light Index Investment Company, 704 Court A, Tacoma, Washington 98402.

         (2) Mr. Hewitt is the President, Chief Executive Officer, Director and a shareholder of the Adviser.

         -----------------------------------------------------------------------


         [AS OF DECEMBER 31, 2004, DIRECTORS AND OFFICERS BENEFICIALLY OWN 0% OF THE OUTSTANDING SHARES OF THE CORPORATION.] Directors and officers of the Corporation who are also officers, directors, employees or shareholders of the Adviser do not receive any remuneration from the Fund for serving as directors or officers. The following table provides information relating to the compensation paid by the Fund to directors of the Corporation for their services as such for the year ended October 31, 2004:


-------------------------- -------------- ---------------------- --------------------
                             AGGREGATE     PENSION OR RETIREMENT  TOTAL COMPENSATION
                            COMPENSATION    BENEFITS ACCRUED AS        FROM FUND
                NAME          FROM FUND   PART OF FUND EXPENSES   PAID TO DIRECTORS
-------------------------- -------------- ---------------------- --------------------
-------------------------- -------------- ---------------------- --------------------

Henry Hewitt                     [$0]            [$0]                  [$0]
-------------------------- -------------- ---------------------- --------------------
-------------------------- -------------- ---------------------- --------------------
Tamsin Taylor                    [$0]            [$0]                  [$0]
-------------------------- -------------- ---------------------- --------------------
-------------------------- -------------- ---------------------- --------------------
Thomas O'Rourke                  [$0]            [$0]                  [$0]
-------------------------- -------------- ---------------------- --------------------
-------------------------- -------------- ---------------------- --------------------
All directors as a group         [$0]            [$0]                  [$0]
(3 persons)
-------------------------- -------------- ---------------------- --------------------


(1) Each director who is not deemed an "interested person" as defined in the 1940 Act, may receive $500 for each Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith. The Board held two meetings during fiscal 2004 and each disinterested director is entitled to receive $500 per meeting attended for such time period from the Corporation, plus reasonable expenses. In fiscal 2004, the disinterested directors agreed to forgo payment. Therefore, estimated annual expenses are expected to be minimal.


                                 CODE OF ETHICS

         The Corporation and the Adviser have adopted an Amended and Restated Code of Ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act which governs the personal trading activities of all "Access Persons." Access Persons generally include all directors and officers of the Corporation and the Adviser, as well as certain employees and control persons of the Corporation and the Adviser who have access to information regarding the purchase or sale of securities by the Corporation. The Code of Ethics is based upon the principle that Access Persons have a fiduciary duty to place the interests of Fund shareholders above their own.

         The Code of Ethics permits Access Persons to buy or sell securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain exceptions. The Code of Ethics requires all Access Persons to complete quarterly transaction reports, acknowledge receipt of the Code of Ethics and certify annually that they have complied with the Code of Ethics. All Access Persons who are not disinterested directors of the Corporation have additional reporting requirements. The Code of Ethics requires Access Persons (other than Access Persons who are disinterested directors of the Corporation) to preclear most securities transactions. The Code of Ethics also places other limitations on the acquisition of securities by Access Persons (other than Access Persons who are disinterested directors of the Corporation), including a ban on acquiring securities in an initial public offering, restrictions on the purchase of private placement securities and a prohibition from profiting on short-term trading in securities.

         In addition, the Corporation has adopted a separate Code of Ethics, in compliance with the Sarbanes-Oxley Act, which governs principal officers of the Corporation and deals with conflicts of interest between such officers and the Corporation.

                          ANTI-MONEY LAUNDERING PROGRAM

         The Corporation has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). The Program provides for the development of internal procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

         Procedures to implement the Program include, but are not limited to, determining that the Corporation's Distributor and transfer agent have established proper anti-money laundering programs and procedures, reporting suspicious and/or fraudulent activity and a review of all new opening account applications. The Corporation's transfer agent will perform certain functions with respect to anti-money laundering compliance. The Corporation will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act or whose name or country of origin appears on lists maintained by the U.S. Treasury Department or other governmental authorities. The Corporation's obligations under the Program and anti-money laundering laws and regulations could require certain actions which would impact a shareholder's ability to access funds invested in a Fund and/or reporting to governmental authorities.

                                  PROXY VOTING

         The Adviser has adopted written proxy voting policies and procedures (the "Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Fund as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund. Information about the Fund's voting record will be available (1) without charge, upon request, by calling 1-888-544-4840, and (2) on the SEC's website at http://www.sec.gov.

                             PRINCIPAL SHAREHOLDERS

         As of February 1, 2005, the following persons owned of record or beneficially or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:

         ------------------------------ ------------------ ---------------------
         NAME AND ADDRESS                  NO. SHARES           PERCENTAGE
         ------------------------------ ------------------ ---------------------
         ------------------------------ ------------------ ---------------------
         [Charles Schwab Corporation]
         ------------------------------ ------------------ ---------------------


         [The Charles Schwab Corporation, a Delaware corporation, is the parent company of Charles Schwab & Co. Inc. Based on the foregoing, as of February 1, 2005, the above persons owned a controlling interest in the Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.]

                               INVESTMENT ADVISER

         Light Index Investment Company (the "Adviser") is the investment adviser to the Fund. The Adviser is controlled by Henry Hewitt.

         The investment advisory agreement between the Corporation and the Adviser dated as of May 15, 1999 (the "Advisory Agreement") is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities. Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. [The Advisory Agreement was approved by the Board of Directors, including a majority of the disinterested directors, on January 17, 2004. The Board of Directors reviewed a memorandum prepared by Fund counsel regarding the duties of the Board of Directors with respect to its annual approval of the Advisory Agreement. The Board of Directors then considered a number of factors, including the following: (i) the nature and extent of services to be provided by the Adviser, (ii) the Adviser's prior performance, (iii) the level of fees, costs and expense ratios, (iv) possible economies of scale to be attained by the Adviser due to growth in Fund assets, and (v) control of Fund operating expenses. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.]

         Under the terms of the Advisory Agreement, the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Fund. As compensation for its services, the Fund pays the Adviser an annual management fee of 1.00% of its average daily net assets. The advisory fee is accrued daily and paid monthly.

         For the fiscal year ended October 31, 2001 and continuing until March 31, 2002, the Adviser waived its management fee and reimbursed the Fund's other expenses so that the Fund's total operating expenses (on an annual basis) did not exceed 2.00% of its average daily net assets. After March 31, 2002, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or reimburse expenses for the Fund. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. Amounts waived or reimbursed by the Adviser, including initial organization costs of the Fund, are subject to potential recoupment by the Adviser for a maximum period of three years from the date such amount was waived or reimbursed, and only to the extent that total fees and expenses for a period (including recouped amounts) are less than the expense cap limitations in place prior to March 31, 2002. For the periods November 1, 2000 to October 31, 2001 and November 1, 2001 to October 31, 2002, the Adviser waived $68,659 and $55,581, respectively, of its management fee and reimbursed $40,447 and $6,103, respectively, of the Fund's other expenses. If the Adviser had not agreed to waive its management fee and reimburse such expenses, the Adviser would have received $68,659 and $55,581, respectively, from the Fund for its investment advisory services.

                         FUND TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage business. The Adviser seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. While the Adviser seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of the Fund's shares.

         When the Adviser buys or sells the same security for two or more advisory accounts, including the Fund, the Adviser may place concurrent orders with a single broker to be executed as a single, aggregated block in order to facilitate orderly and efficient execution. Whenever the Adviser does so, each advisory account on whose behalf an order was placed will receive the average price at which the block was executed and will bear a proportionate share of all transaction costs, based on the size of the advisory account's order. While the Adviser believes combining orders for advisory accounts will, over time, be advantageous to all participants, in particular cases the average price at which the block was executed could be less advantageous to one particular advisory account than if the advisory account had been the only account effecting the transaction or had completed its transaction before the other participants.

         Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

         In selecting brokers or dealers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Fund. The Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

         The aggregate amount of brokerage commissions paid by the Fund for the periods November 1, 2001 to October 31, 2002 and November 1, 2002 to October 31, 2003 was $16,939 and $15,314 respectively. During that same period, the Fund paid no brokerage transactions for which research services were provided and the Fund did not acquire any stock of its regular brokers or dealers. The aggregate amount of brokerage commissions paid by the Fund for the period November 1, 2003 to October 31, 2004 was $[____]. [During that same period, the Fund paid no brokerage transactions for which research services were provided and the Fund did not acquire any stock of its regular brokers and dealers.]

         The Adviser places portfolio transactions for other advisory accounts managed by the Adviser. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                                    CUSTODIAN

         As custodian of the Fund's assets pursuant to a Custodian Servicing Agreement with the Corporation, U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, has custody of all securities and cash of the Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Corporation. For these services, U.S. Bank receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, based on the Fund's aggregate average net assets:

                            CUSTODIAN SERVICING FEES

                Average net assets                   .02 of 1%*


*Subject to a minimum fee of $3,000

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

         Mutual Shareholder Services, LLC, ("MSS") 8869 Brecksville Road, Suite C, Brecksville, OH 44141, acts as transfer agent and dividend-disbursing agent for the Fund. MSS is compensated based on an annual fee of $27,000 based on the average net assets of the Fund plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.

         From time to time, the Corporation, on behalf of the Fund, directly or indirectly through arrangements with the Adviser, the Distributor (as defined below) or MSS, may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially have interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying MSS for providing these services to the Fund's shareholders.

                      DISTRIBUTOR AND PLAN OF DISTRIBUTION

DISTRIBUTOR

         Under a distribution agreement dated December 31, 2000 (the "Distribution Agreement"), Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202, acts as principal distributor of the Fund's shares. The Distribution Agreement provides that the Distributor will use appropriate efforts to distribute the Fund's shares, which shares are offered for sale by the Fund continuously at net asset value per share. As compensation for its services under the Distribution Agreement, the Distributor receives an annual fee equal to the lesser of (i) $10,000 or (ii) 0.01% of the aggregate average net assets of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

         The Corporation, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay the Distributor, in its capacity as the principal distributor of Fund shares, or any Recipient (as defined below) a distribution and shareholder servicing fee of up to 0.25% per annum of the Fund's average daily net assets. Under the terms of the 12b-1 Plan, the Corporation or the Distributor may pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the "Related Agreement"). For the year ended October 31, 2001, the principal activities for which payments were made under the 12b-1 Plan were for the Fund's distribution, payments to certain financial intermediaries and fulfillment of requests for Fund prospectuses. The 12b-1 Plan is a "reimbursement" plan, which means that the fees paid by the Fund are intended as reimbursement for services rendered up to the maximum allowable fee. If more money for services rendered is due than is immediately payable because of the expense limitation under the 12b-1 Plan, the unpaid amount is carried forward from period to period while the 12b-1 Plan is in effect until such time as it may be paid. No interest, carrying or other forward charge will be borne by the Fund with respect to unpaid amounts carried forward. The 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be. The Board of Directors reviews the Fund's distribution and shareholder servicing fee payments in connection with its determination as to the continuance of the 12b-1 Plan.

         The 12b-1 Plan, including forms of Related Agreements, was initially adopted by a unanimous vote of a majority of the Board of Directors of the Corporation, and of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any Related Agreements (the "Disinterested Directors") voting separately. The 12b-1 Plan, and any Related Agreement which is entered into, provide that they will continue in effect for a period of more than one year only so long as their continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable. [The continuance of the 12b-1 Plan and the Related Agreement was approved by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors at a meeting held on January 17, 2004.] In addition, the 12b-1 Plan and any Related Agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor and/or Recipients will provide reports or invoices to the Corporation of all amounts payable to them (and the purposes for which the amounts were expended) pursuant to the 12b-1 Plan.

INTERESTS OF CERTAIN PERSONS

         With the exception of the Adviser, in its capacity as the Fund's investment adviser, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related Agreement.

ANTICIPATED BENEFITS TO THE FUND

         [The Board of Directors considered various factors in connection with its decision to adopt and approve the continuance of the 12b-1 Plan, including:
(a) the nature and causes of the circumstances which make implementation of the 12b-1 Plan necessary and appropriate; (b) the way in which the 12b-1 Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Fund; and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Fund.]

         [Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940 Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Fund and its shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Fund if a 12b-1 Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Fund. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would benefit such shareholders. Finally, the adoption and continuance of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.]

         [While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.]

AMOUNTS PAID UNDER THE PLAN

         [For the year ended October 31, 2004, pursuant to the terms of the 12b-1 Plan, the Fund paid $[______]. Of this amount, $[_____] was spent on printing of shareholder reports, literature fulfillment for other than current shareholders and set-up charges for mutual fund platforms (I.E., Charles Schwab & Co. Inc.). The Distributor received $[_____] of the amounts paid under the 12b-1 Plan.]

                    PURCHASE, EXCHANGE AND PRICING OF SHARES

AUTOMATIC INVESTMENT PLAN

         The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. You must meet the Fund's minimum initial investment of $5,000 before the AIP may be established. To establish the AIP, complete the appropriate section in the shareholder application.

         Under the AIP, you may choose to make monthly investments on the days of your choosing (or the next business day thereafter) from your financial institution in amounts of $500 or more. There is no service fee for participating in the AIP. However, a service fee of $25 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of Automated Clearing House.

         The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

INDIVIDUAL RETIREMENT ACCOUNTS

         In addition to purchasing Fund shares as described in the Prospectus under "How to Purchase Shares," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs"). The Fund offers three types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

         TRADITIONAL IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences. It is advisable that you review the applicable rules or check with a tax accountant for current information.

         ROTH IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

         For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $3,000 (in 2002 through 2004) or 100% of the investor's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

         EDUCATION IRA. In an Education IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if they do not exceed the beneficiary's "qualified education expenses" or are rolled over into another Education IRA. Investors whose income exceeds certain limits are ineligible to contribute to an Education IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent they exceed "qualified education expenses." Distributions from an Education IRA may be rolled over into another beneficiary's Education IRA prior to the date the beneficiary to whom the distribution was made attains the age of 30. Within 30 days after the beneficiary of an Education IRA attains the age of 30, distribution of the IRA must be made. Following the death of a beneficiary prior to attaining age 30, the Education IRA must be rolled over on a nontaxable basis or distributed on a taxable basis within 30 days after the beneficiary's death. It is advisable that you review the applicable rules or check with a tax accountant for current information. The minimum initial investment for Education IRAs is $500.

         Under current IRS regulations, all IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. U.S. Bank, the Fund's custodian, may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. U.S. Bank does not anticipate that it will exercise its discretion but reserves the right to do so.

SYSTEMATIC WITHDRAWAL PLAN

         Shareholders may set up automatic withdrawals from their Fund accounts at regular intervals. To begin distributions, a shareholder's account must have an initial balance of $10,000 and at least $50 per payment must be withdrawn. To establish the systematic withdrawal plan ("SWP"), the appropriate section in the shareholder application must be completed. Redemptions will take place on a monthly, quarterly, semi-annual or annual basis (or the following business day) as indicated on the shareholder application. The amount or frequency of withdrawal payments may be varied or temporarily discontinued by calling 1-888-463-3957. Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust a shareholder's account. If the amount remaining in a shareholder's account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

PRICING OF SHARES

         Shares of the Fund are sold on a continual basis at the net asset value per share next computed following receipt of an order in proper form by a dealer, the Distributor or U.S. Bancorp, the Fund's transfer agent:

         The net asset value per share is determined as of the close of regular trading (generally 4:00 p.m. Eastern Standard Time) on each day the New York Stock Exchange (the "NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

         In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Fixed income securities having remaining maturities of 60 days or less when purchased are generally valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                               REDEMPTIONS IN KIND

         The Fund has filed a Notification under Rule 18f-1 of the 1940 Act, pursuant to which it has agreed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000 or (ii) 1% of the Fund's net asset value, valued at the beginning of the election period. The Fund intends also to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interests of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.

                          PORTFOLIO HOLDINGS DISCLOSURE

         The Fund's Board of Directors has approved policies and procedures with respect to the disclosure of the Fund's portfolio securities. The Fund's policies and procedures provide that information regarding the Fund's portfolio securities may not be shared with anyone other the Fund's service providers, unless disclosure is made for legitimate business purposes and in accordance with the policies and procedures approved by the Board. The Fund's policies permit the periodic disclosure of the Fund's portfolio securities to third party rating agencies (and certain other persons subject to Board authorization) subject to a duty of confidentiality, including a duty not to trade on such information. Only the executive officers of the Fund may authorize the disclosure of the Fund's portfolio securities to third party rating agencies. The Fund's complete list of portfolio holdings will be publicly disclosed on Form N-Q and Form N-CSR.

                              TAXATION OF THE FUND

         The Fund will not be liable for federal income taxes because it intends to (i) qualify as a "regulated investment company" under Subchapter M of the Code and (ii) distribute to its shareholders substantially all of its taxable income. In the event the Fund fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes. Accordingly, the Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

                             INDEPENDENT ACCOUNTANTS

         [Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, independent accountants for the Fund, audit and report on the Fund's financial statements. McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, was the Fund's independent accountants for the prior year.]

                                    APPENDIX

                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM DEBT CREDIT RATINGS

         A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium term notes are assigned long-term ratings.

         Short term credit ratings:

         A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         See www.standardandpoors.com for further information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                           MOODY'S PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1 Issuers rated 'Prime-1' (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o     Leading market positions in well-established industries.

         o     High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2 Issuers rated 'Prime-2' (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3 Issuers rated 'Prime-3' (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME         Issuers rated Not Prime do not fall within any
                           of the Prime rating categories.

In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating. See www.moodys.com for further information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                  FITCH INTERNATIONAL SHORT-TERM CREDIT RATINGS

         Fitch Ratings covers the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these long-term and short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

         International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

         The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F-1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F-2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F-3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

         B SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         C HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D        DEFAULT. Denotes actual or imminent payment default.

         NOTES TO LONG-TERM AND SHORT-TERM RATINGS:

         + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

         'NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

         'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving. See www.fitchratings.com for more information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                                LONG-TERM RATINGS

                 STANDARD & POOR'S LONG-TERM DEBT CREDIT RATINGS

         A Standard & Poor's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium term notes are assigned long-term ratings.

         Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

         AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated 'BB', 'B', 'CCC, 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

         C A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         R This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

         N.R. This indicates that no rating has been requested, that there is insufficient information on which to bas a rating , or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         See www.standardandpoors.com for further information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                            MOODY'S LONG-TERM RATINGS

         Aaa Bonds and preferred stock which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds and preferred stock which are rated 'Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

         A Bonds and preferred stock which are rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds and preferred stock which are rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds and preferred stock which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds and preferred stock which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds and preferred stock which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds and preferred stock which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds and preferred stock which are rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

         1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

         2)       Notes allowing for negative coupons, or negative principal.

         3) Notes containing any provision which could obligate the investor to make any additional payments.

         Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.

                  Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. See www.moodys.com for further information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                  FITCH INTERNATIONAL LONG-TERM CREDIT RATINGS

         Fitch Ratings covers the spectrum of corporate, structured and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance and other corporate entities and the securities they issue, as well as municipal and other public finance entities, securities backed by receivables or other financial assets and counterparties. When applied to an entity, these long-term and short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

         International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

         The following ratings scale applies to foreign currency and local currency ratings.

                                INVESTMENT GRADE

         AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                                SPECULATIVE GRADE

         BB SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

         B HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC,     HIGH DEFAULT RISK. Default is a real possibility. Capacity for
         CC, C    meeting financial commitments is solely reliant upon
                  sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable.
                  'C' ratings signal imminent default.

         DDD, DD  The ratings of obligations in this category are based on
         AND D    their prospects for achieving partial or full recovery in a
         DEFAULT. reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                  'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.
                  "DD' indicates potential recoveries in the range of 50% -
                  90% and 'D' the lowest recovery potential i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

         See www.fitchratings.com for further information. Information contained in such website is deemed not to be a part of the Funds' Prospectus or this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

Item 23.     EXHIBITS

             (a)      Registrant's Amended and Restated Articles of
                      Incorporation(1)

             (b)      Registrant's Amended and Restated By-Laws(1)

             (c)      None

             (d.1) Investment Advisory Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(2)

             (e) Distribution Agreement between Light Revolution Fund, Inc. and Quasar Distributors, LLC(3)

             (f)      None

             (g) Custodian Servicing Agreement between Light Revolution Fund, Inc. and Firstar Bank Milwaukee, N.A.(2)(4)

             (h.1) Expense Cap/Reimbursement Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(3)

             (h.2) Transfer Agent Agreement between Light Revolution Fund, Inc. and Mutual Shareholder Services, LLC(5)

             (h.3) Accounting Services Agreement between Light Revolution Fund, Inc. and Mutual Shareholder Services, LLC(5)

             (h.4) IRA Services Agreement between Mutual Shareholder Services, LLC, U.S. Bank N.A., and Light Revolution Fund, Inc.(5)

             (i)      Opinion and Consent of legal counsel(1)

             (j.1)    [Consent of McCurdy & Associates CPA's, Inc.*]

             (j.2)    Consent of Cohen McCurdy, Ltd.*

             (k)      None

             (l.1)    Initial Subscription Agreement between the Fund and John
                      C. Harrington(1)

             (1.2)    Initial Subscription Agreement between the Fund and Sylvia
                      B. Harris(1)

             (1.3) Initial Subscription Agreement between the Fund and Light Index Investment Company(1)

             (1.4) Initial Subscription Agreement between the Fund and Gene Roy Little(1)

             (1.5) Initial Subscription Agreement between the Fund and Stetson Maine & Co. LLC(1)

             (m) Light Revolution Fund, Inc. Distribution and Shareholder Servicing Plan(3)

             (n)      None

             (o)      Reserved

             (p)      Code of Ethics(3)

-------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed May 14, 1999.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 as filed with the Commission on February 16, 2000.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 as filed with the Commission on February 28, 2002.

(4)      Now known as U.S. Bank, N.A.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 as filed with the Commission on September 16, 2002.

*        To be filed by amendment.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Registrant neither controls any person nor is under common control with any other person.

Item 25. INDEMNIFICATION

         Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, the Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

                                   ARTICLE VII

                               GENERAL PROVISIONS

                                      * * *

SECTION 6.1.      INDEMNIFICATION

         The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or, at its request, any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         In addition to serving as investment adviser to private accounts and publishing the LIGHT INDEX and a related newsletter, the LIGHT REVOLUTION HERALD, the Adviser serves as the managing member of the Light Index Year 2000 Investment Fund, L.L.C. The Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. John C. Harrington, the Vice President of the Adviser, has been the President of Harrington Investments Inc. since February, 1986 and the Secretary and Treasurer of Waterhealth International, Inc. since August, 1996. Information regarding Henry Hewitt is hereby incorporated by reference from the information contained under the heading "Directors and Officers" in the SAI.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Quasar Distributors, LLC ("Quasar"), the Registrant's principal underwriter, acts as principal underwriter for the following investment companies: The Distributor also acts as distributor for Cullen Funds Trust, Country Mutual Funds Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Kit Cole Investment Trust, Everest Funds, Brandywine Advisors Fund, Light Revolution Fund, Inc., The Jensen Portfolio, First American Insurance Portfolios, Inc., The Lindner Funds, AHA Investment Funds, Wexford Trust, The Muhlenkamp Fund, Mutuals.com, The Generation Wave Funds, VICE Fund, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Zodiac Trust, Conning Money Market Portfolio, CCMA Select Investment Trust, CCM Advisors Funds, Glenmede Fund, Inc. & Glenmede Portfolios, Fort Pitt Capital Funds, Jacob Internet Fund, The Teberg Fund, Alpine Series Trust, Alpine Equity Trust, LKCM Funds, Monetta Fund, Inc., Monetta Trust, Thompson Plumb Funds, Inc., Alternative Investment Advisors, Alpha Strategies 1 Fund, Blue & White Fund, Al Frank Fund (part of AST MST), Dow Jones Islamic Index, Optimum Q Funds (MDT Advisers, Inc.), Matrix Asset Advisor Value Fund, Inc., Brazos Mutual Funds, Prudent Bear Mutual Funds, Hollencrest (AST), Permanent Portfolio, Guinness Atkinson Funds, Buffalo Funds, MP63 Fund, NorCap Funds, Alpine Income Trust, Advisor Series Trust, American Trust Allegiance Fund, Avatar Advantage Equity Allocation Fund, Capital Advisors Growth Fund, Chase Growth Fund, Edgar Lomax Value Fund, Howard Equity Fund, The Jacobs Fund, National Asset Management Core Equity Fund, Segall Bryant & Hamill Mid Cap Fund, McIntyre Global Equity Fund, Brandes Investment Trust, Brandes Institutional International Equity Fund, PIC Investment Trust Funds, Professionally Managed Portfolios (PMP), Hester Total Return Fund, Lighthouse Opportunity Fund, Portfolio 21, The Osterweis Fund, Women's Equity Mutual Fund, Villere Balanced Fund, Fund X Funds, Professionally Managed Portfolios, Duncan-Hurst Aggressive Growth, Duncan-Hurst International Growth Fund, Leonetti Balanced Fund, The Perkins Opportunity Fund, The Perkins Discovery Fund, Rainier FundS, SEIX Funds, Inc., TIFF Investment Program, Inc., FFTW Funds, Inc., Harding Loevner Funds, Inc., Fremont Funds, Masters' Select Funds, The Osterweis Strategic Income Fund, and Builders Fixed Income Fund, Inc.

         (b) The principal business address of Quasar is 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202. The following information relates to each director and officer of Quasar:

         ------------------------- ---------------------- ----------------------
                                   POSITIONS AND OFFICES   POSITIONS AND OFFICES
                   NAME              WITH UNDERWRITER         WITH REGISTRANT
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         James Robert Schoenike    President, Board                 None
                                   Member
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         Teresa Cowan              Assistant Secretary              None
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         Donna Jean Berth          Treasurer                        None
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         Joe Redwine               Board Member                     None
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         Robert Kern               Board Member                     None
         ------------------------- ---------------------- ----------------------
         ------------------------- ---------------------- ----------------------
         Eric Walter Falkies       Board Member                     None
         ------------------------- ---------------------- ----------------------

         (c) As compensation for its services under the distribution agreement, the Distributor receives an annual fee equal to the lesser of (i) $10,000 or (ii) 0.01% of the aggregate average net assets of the Fund.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of Light Index Investment Company, the Registrant's investment adviser, at the Registrant's corporate offices, except records held and maintained by Mutual Shareholder Services, LLC, the Registrant's fund accountant and dividend-disbursing and transfer agent located at 8869 Brecksville Road, Suite C, Brecksville, OH 44141 and Firstar Bank, N.A., the Registrant's custodian, both of which are located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and Quasar, the Registrant's distributor, which is located at 615 East Michigan Street, Suite 200, Milwaukee, Wisconsin 53202.

ITEM 29.          MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A under Rule 485(a) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tacoma and State of Washington on the 30th day of December, 2004.

                                       LIGHT REVOLUTION FUND, INC. (Registrant)

                                       By: /S/  HENRY HEWITT
                                           ------------------
                                           Henry Hewitt, President




         Each person whose signature appears below constitutes and appoints Henry Hewitt, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

         NAME                            TITLE                        DATE

/S/  HENRY HEWITT                President and a Director     December 30, 2004
---------------------------
Henry Hewitt

/S/  TAMSIN TAYLOR               Director                     December 30, 2004
---------------------------
Tamsin Taylor

/S/ THOMAS O'ROURKE              Director                     December 30, 2004
---------------------------
Thomas O'Rourke

                                  EXHIBIT INDEX

Exhibit No.                Exhibit

              (a)          Registrant's Amended and Restated Articles of
                           Incorporation(1)

              (b)          Registrant's Amended and Restated By-Laws(1)

              (c)          None

              (d.1) Investment Advisory Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(2)

              (e) Distribution Agreement between Light Revolution Fund, Inc. and Quasar Distributors, LLC(3)

              (f)          None

              (g) Custodian Servicing Agreement between Light Revolution Fund, Inc. and Firstar Bank Milwaukee, N.A.(2)(4)

              (h.1) Expense Cap/Reimbursement Agreement between Light Revolution Fund, Inc. and Light Index Investment Company(3)

              (h.2) Transfer Agent Agreement between Light Revolution Fund, Inc. and Mutual Shareholder Services, LLC(5)

              (h.3) Accounting Services Agreement between Light Revolution Fund, Inc. and Mutual Shareholder Services, LLC(5)

              (h.4) IRA Services Agreement between Mutual Shareholder Services, LLC, U.S. Bank N.A., and Light Revolution, Inc.(5)

              (i)          Opinion and Consent of legal counsel(1)

              (j.1)        [Consent of Consent of McCurdy & Associates CPA's,
                           Inc.*]

              (j.2)        Consent of Cohen McCurdy, Ltd.*

              (k)          None

              (l.1) Initial Subscription Agreement between the Fund and John C. Harrington(1)

              (1.6) Initial Subscription Agreement between the Fund and Sylvia B. Harris(1)

              (1.7) Initial Subscription Agreement between the Fund and Light Index Investment Company(1)

              (1.8) Initial Subscription Agreement between the Fund and Gene Roy Little(1)

              (1.9) Initial Subscription Agreement between the Fund and Stetson Maine & Co. LLC(1)

              (m) Light Revolution Fund, Inc. Distribution and Shareholder Servicing Plan(3)

              (n)          None

              (o)          Reserved

              (p)          Code of Ethics(3)

-------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed May 14, 1999.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 as filed with the Commission on February 16, 2000.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 as filed with the Commission on February 28, 2001.

(4)      Now known as U.S. Bank, N.A.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 as filed with the Commission on September 16, 2002.

*        To be filed by amendment.